Schedule of composition of the main effects not allocated to the operating segments (Details) - Corporate 1 [Member] - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of operating segments [line items]
Total	R$ (3,898)	R$ (85,505)	R$ 71,393	R$ (183,839)
Expenses C O V I D 19 [Member]
Disclosure of operating segments [line items]
Total	(23,386)	(40,568)	(48,382)	(66,828)
Investigations Involving The Company [Member]
Disclosure of operating segments [line items]
Total	(412)	(4,027)	(8,554)	(28,099)
Expenses With Demobilization [Member]
Disclosure of operating segments [line items]
Total	(634)	(5,034)	(3,654)	(5,034)
Impairment and result in the sale of investments [member]
Disclosure of operating segments [line items]
Total	52,557		76,147	(6,763)
Reversal provision for tax and civil contingencies [member]
Disclosure of operating segments [line items]
Total	(35,230)	(5,350)	39,695	(65,239)
Results with sale and disposal of fixed assets [member]
Disclosure of operating segments [line items]
Total	4,173	(5,544)	16,258	(11,531)
Results With Disposal Of Businesses [Member]
Disclosure of operating segments [line items]
Total		(26,943)		(26,943)
Arbitration reversal [member]
Disclosure of operating segments [line items]
Total				14,520
Restructuring Plan [Member]
Disclosure of operating segments [line items]
Total				13
Others [Member]
Disclosure of operating segments [line items]
Total	R$ (966)	R$ 1,961	R$ (117)	R$ 12,065